Consolidated Schedule of Investments - Virtus AlphaSimplex Managed Futures ETF

April 30, 2026 (unaudited)

Security Description	Principal	Value
U.S. GOVERNMENT SECURITIES – 78.6%
U.S. Treasury Bill
0.00%, 05/05/26(1)	$2,500,000	$2,499,018
0.00%, 05/07/26(1)	1,500,000	1,499,102
0.00%, 05/12/26(1)	1,000,000	998,909
0.00%, 05/14/26(1)	1,300,000	1,298,321
0.00%, 05/19/26(1)	1,400,000	1,397,490
0.00%, 05/21/26(1)	1,400,000	1,397,222
0.00%, 05/26/26(1)	1,400,000	1,396,519
0.00%, 05/28/26(1)	2,200,000	2,194,118
0.00%, 06/02/26(1)	1,900,000	1,893,937
0.00%, 06/04/26(1)	1,500,000	1,494,912
0.00%, 06/09/26(1)	1,000,000	996,111
0.00%, 06/11/26(1)	2,000,000	1,991,811
0.00%, 06/16/26(1)	1,400,000	1,393,572
0.00%, 06/18/26(1)	2,000,000	1,990,392
0.00%, 06/23/26(1)	1,900,000	1,889,850
Total U.S. Government Securities
(Cost $24,331,080)		24,331,284

TOTAL INVESTMENTS - 78.6%
(Cost $24,331,080)		24,331,284
Other Assets in Excess of Liabilities - 21.4%		6,635,730
Net Assets - 100.0%		$30,967,014

(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.

At April 30, 2026, open exchange-traded futures contracts were as follows:

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/(Depreciation)
Long Contracts
Australian Dollar Future	6/15/2026	89	$6,401,325	$105,701
Brent Crude Future	5/29/2026	15	1,656,000	249,001
British Pound Future	6/15/2026	1	85,006	608
Copper Future	7/29/2026	14	2,093,175	(36,470)
Corn Future	7/14/2026	21	498,487	3,301
EURO STOXX 50® Index Future	6/19/2026	32	2,193,324	11,402
Gold Future	6/26/2026	3	1,388,880	8,831
MSCI Emerging Markets Index Future	6/19/2026	30	2,451,300	178,680
S&P 500® E-Mini Future	6/18/2026	7	2,535,312	27,157
TOPIX Index Future	6/11/2026	9	2,152,343	5,227,500
WTI Crude Future	5/19/2026	14	1,470,980	192,084
				$5,967,795
Short Contracts
Canadian Dollar Future	6/16/2026	(72)	$5,310,000	$(92,254)
Euro FX Currency Future	6/15/2026	(18)	2,646,000	(29,480)
Euro-Bund Future	6/08/2026	(100)	14,712,924	(8,307)
Japanese Yen Future	6/15/2026	(126)	10,105,200	(118,997)

Long Gilt Future	6/26/2026	(59)	6,951,802	86,764
U.S. Treasury 10 Year Notes Future	6/18/2026	(63)	6,967,406	14,423

Consolidated Schedule of Investments - Virtus AlphaSimplex Managed Futures ETF

April 30, 2026 (unaudited)

U.S. Treasury 2 Year Notes Future	6/30/2026	(65)	13,463,125	33,598
U.S. Treasury Ultra Bond Future	6/18/2026	(21)	2,415,656	24,195
				$(90,058)

Abbreviations:
MSCI — Morgan Stanley Capital International
S&P — Standard & Poor’s
STOXX — Stock Index of the Eurozone
TOPIX — Tokyo Stock Price Index
WTI — West Texas Intermediate

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
U.S. Government Securities	$—	$24,331,284	$—	$24,331,284
Futures	6,163,245	—	—	6,163,245
Total	$6,163,245	$24,331,284	$—	$30,494,529
Liability Valuation Inputs
Futures	$285,508	$—	$—	$285,508
Total	$285,508	$—	$—	$285,508